Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Statements Of Changes In Shareholders' Equity [Abstract]
Per share fair market value of stock and warrants issued for cash	$ 2
Per share fair market value of stock issued in exchange for warrants	$ 2.50